Federated Hermes Government Obligations Fund Average Annual Total Returns - Premier Shares [Member] - PRM	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.19%	2.42%	1.70%
Performance Inception Date			Jan. 06, 2015